CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Feb. 29, 2020 CNY (¥) shares	Feb. 29, 2020 USD ($) $ / shares shares	Feb. 28, 2019 CNY (¥) shares	Feb. 28, 2019 $ / shares
Accounts receivable and contract assets, allowance for doubtful accounts	¥ 215		¥ 0
Other receivables, deposits and other assets, allowance for doubtful accounts	5,052		0
Amounts due to related parties	1,323	$ 189	10,719
Operating lease liabilities - current without recourse	51,842	7,416
Deferred revenue	71,946	10,290	87,870
Deferred tax liabilities	2,136	306	¥ 10,903
Operating lease liabilities - non-current without recourse	¥ 147,510	$ 21,101
Ordinary shares, par value | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, authorized | shares	500,000,000	500,000,000	500,000,000
Ordinary shares, issued | shares	24,101,983	24,101,983	24,066,033
Ordinary shares, outstanding | shares	23,131,195	23,131,195	24,066,033
Treasury shares | shares	970,788	970,788	0
VIEs
Amounts due to related parties	¥ 1,323		¥ 10,719
Accrued expenses and other current liabilities without recourse	69,797		50,953
Operating lease liabilities - current without recourse	49,221		0
Income tax payable without recourse	10,066		3,659
Deferred revenue	71,946		87,870
Deferred tax liabilities	2,136		10,903
Operating lease liabilities - non-current without recourse	¥ 135,867		¥ 0